UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1652
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Subversive Decarbonization ETF
Ticker Symbol:  DKRB

Subversive Food Security ETF
Ticker Symbol:  KCAL

Subversive Mental Health ETF
Ticker Symbol:  SANE

Subversive Metaverse ETF
Ticker Symbol:  PUNK

Semi-Annual Report
March 31, 2023

SUBVERSIVE ETFs

Subversive Decarbonization ETF

Fund Performance

Since inception and for the period ending March 31, 2023, the market returns were 1.85% while the returns on the S&P 500 total returns were 6.45%.

Performance Discussion

The war in Europe has fundamentally, and we believe permanently, altered the supply chain and relative value of rare earth mineral deposits required for battery production we believe will be required for a decarbonized world. We also believe it will be nuclear and solar power that will largely fuel those future batteries. Elements of the energy sector did come under pressure in the first quarter and there were correlations impacts in some parts of the renewable energy sectors during the quarter.

Looking Ahead

We do believe Japan will be the most accommodative central bank among the G-7 and are looking toward Asia, Japan in particular, for outperformance in the near term. There are two key themes we are watching closely. First is the U.S. debt ceiling negotiations and how cuts to solar or electric vehicle credits could be included in any debt deal. This would be generally negative for U.S. solar companies but potentially positive for Canadian solar where we are invested. The other issue we are watching for are U.S. support for reactor development among the G-7 as the world begins to realize reliance on Russian sourced energy is misguided and the war in Europe is likely to last years. All of these moving parts will impact the relative value of these sectors and present both challenges and opportunities.

The views in this letter were as of 3/31/2023 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

This material must be preceded or accompanied by a prospectus.

Past performance is not indicative of future results.

Important Risks:

Investing involves risk including possible loss of principal. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objectives given actual market conditions. Companies in the energy and water industry are subject to many business, economic, environmental, and regulatory risks that can adversely affect the costs, revenues, profits, and viability of companies in the industry.

Decarbonization Investing Risks: The Fund’s strategy may limit the types of investments available to the Fund, and, as a result, the Fund’s returns may be lower than other funds that do not seek to invest in companies that support the decarbonization of our energy supply chain. The types of companies in which the Fund may invest may be more volatile than more established companies and may be dependent on government regulation and subsidies related to reducing our carbon footprint.

Distributor: Quasar Distributors, LLC.

SUBVERSIVE ETFs

Subversive Food Security ETF

Fund Performance

Since inception and for the period ending March 31, 2023, the market returns were -3.26% while the returns on the S&P 500 total returns were 6.45%.

Performance Discussion

The fund holds a diverse basket of securities related to food security including everything from seed and fertilizer companies, farm equipment and consumer facing brands. During the first quarter of 2023 headline inflation peaked largely due to declines in food input costs. As the cost of fertilizer, equipment, and especially eggs, declined, earnings and margins, and forward guidance among these names were lowered while the S&P rallied largely due to the extraordinary rally in big tech. Fund performance was driven largely by margin compression in food space and a strong start to broad indices largely unrelated to food security.

Looking Ahead

We have minimized allocations to fertilizer sectors in favor of water holdings, Japanese food companies and core US based farm infrastructure companies. Part of this is our macro belief that the Japanese central bank will be the most accommodative among the G-7 (The group of 7 is a political forum consisting of 7 of the largest liberal democracies) and Japanese equities will outperform so where can we find value in the food space there? We also believe that certain water assets in the US are fundamentally undervalued but we also like how legacy farm equipment companies are adopting new technology such as AI and GPS guided planting to expand efficiency. Ultimately, we still approach this space as a value investor, looking for cash flow and companies that can expand margins without squeezing the consumer as we also believe the Federal Reserve is not done raising rates. This is the big question we will be watching for the remainder of the year.

The views in this letter were as of 3/31/2023 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

This material must be preceded or accompanied by a prospectus.

Past performance is not indicative of future results.

Important Risks:

Investing involves risk including possible loss of principal. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objectives given actual market conditions. The food industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, agricultural commodity prices, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation.

Distributor: Quasar Distributors, LLC.

SUBVERSIVE ETFs

Subversive Mental Health ETF

Fund Performance

For the period since inception and ending March 31, 2023, the market returns of the Fund were -.79% compared to a return of the S&P 500 index over the same period of 8.01%.

Performance Discussion

The S&P 500 had a strong start to the year largely driven by large tech names that this Fund has no exposure to.

Looking Ahead

We believe there is a change underway in the public understanding of the connection between metabolic disorders and a broad array of mental health disorders. If you have heard about the drug Ozempic, you have heard about our investment thesis. There is an entire ecosystem of medical devices, treatments in the pipeline, and new treatments that target particular protein accumulation in the aging brain that have the potential to revolutionize this space.

We are particularly focused on, and investing in, companies in the glucagon-like peptide-1 receptor and beta-amyloid treatment space. As the understanding of this space evolves, we believe valuations will evolve with it. Some of our allocations could be classified as more of a growth picture. We have exposure to consumer facing brands that are cash flow positive but also drug companies in phase-1 trials with quite a high cash burn. Through prudent risk management, we believe we can navigate this space but believe this is a Fund with a bit more patient capital as the timeline for these themes to develop will be years, instead of months.

Glucagon-like peptide-1 receptor (GLP-1R): GLP-1R is a receptor for the glucagon-like peptide-1 (GLP-1), a hormone that is released in response to food intake. The GLP-1R is mainly found in the pancreas but is also present in other tissues including the heart, lungs, kidneys, and brain. When GLP-1 binds to its receptor, it stimulates the secretion of insulin from the pancreas, inhibits the release of glucagon (another hormone that raises blood sugar), and slows down gastric emptying. This process helps to regulate blood sugar levels. GLP-1R is a target of several drugs used to treat type 2 diabetes, and we believe there are future uses as well.

The Beta-amyloid hypothesis is the defining feature of most current late-stage AD treatment. It is a protein fragment that’s derived from a larger protein known as amyloid precursor protein (APP). Beta-amyloid is best known for its role in Alzheimer’s disease, and this is why it is targeted by treatment. In this disease, beta-amyloid fragments accumulate to form hard plaques in the brain. These plaques are believed to contribute to the death of neurons, leading to the symptoms of Alzheimer’s.

The views in this letter were as of 3/31/2023 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

This material must be preceded or accompanied by a prospectus.

Past performance is not indicative of future results.

SUBVERSIVE ETFs

Important Risks:

Investing involves risk including possible loss of principal. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objectives given actual market conditions.

The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor.

Investments in the medical and pharmaceutical industry may involve increased risks. These industries are subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this industry. In addition, they tend to spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. Companies in the pharmaceutical industry are subject to risks of new technologies and competitive pressures and are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Distributor: Quasar Distributors, LLC.

SUBVERSIVE ETFs

Subversive Metaverse ETF

Fund Performance

During the six-month period from October 1, 2022 – March 31, 2023, the market returns of the Fund were 7.42% compared to the Nasdaq 100 Total Return of 20.72%.

Performance Discussion

The 6 months covering this report were two very different market environments. Many of the names in the universe space came under pressure during the last half of 2022 but with a large cap roar during the first quarter. The underperformance of PUNK was driven by an allocation to smaller cap-metaverse specific names but also by not over-allocating to the large cap names that rebounded during the first quarter of 2023 Microsoft, Apple, and Amazon. While we hold names like Microsoft, Apple, and Amazon in the fund, they are held in lower concentrations than the index and this broader diversification into names more specific to the metaverse was the primary driver of the difference of returns. The fund does hold a less than 1% short on Meta and that short position, the Fund’s only short, did detract from performance as well.

Looking Ahead

With the release of Chat GPT by Open AI, and specifically the public release of Chat GPT-4 on March 14, 2023, we believe investor appetite for metaverse-specific has disappeared and made the decision to close the Metaverse Fund effective May 31, 2023. The fund will continue operations normally until that date. Chat GPT is the name of the public-facing AI tool released by OpenAI.

The views in this letter were as of 3/31/2023, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

For a list of current fund holdings, please see the holdings information provided in the Semi-Annual Report.

This material must be preceded or accompanied by a prospectus.

Past performance is not indicative of future results.

Important Risks:

Metaverse Companies Risk include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Metaverse Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Metaverse Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Distributor: Quasar Distributor, LLC.

SUBVERSIVE ETFs

Expense Example (Unaudited)
March 31, 2023

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	Since Inception(1)
	Expense Ratio	Account Value	Account Value	(12/21/2022 –
	(3/31/2023)	(12/21/2022)	(3/31/2023)	3/31/2023)
Subversive Decarbonization ETF
Actual(2)	0.75%	$1,000.00	$1,017.80	$3.77
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.19	$3.78

(1)
Inception date of the Fund was December 21, 2022. Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 100/365 to reflect the period since inception to March 31, 2023.

(2)	Based on the actual NAV returns for the period ended March 31, 2023 of 1.78%.

				Expenses Paid
	Annualized Net	Beginning	Ending	Since Inception(1)
	Expense Ratio	Account Value	Account Value	(12/21/2022 –
	(3/31/2023)	(12/21/2022)	(3/31/2023)	3/31/2023)
Subversive Food Security ETF
Actual(2)	0.75%	$1,000.00	$ 966.90	$3.68
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.19	$3.78

(1)
Inception date of the Fund was December 21, 2022. Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 100/365 to reflect the period since inception to March 31, 2023.

(2)	Based on the actual NAV returns for the period ended March 31, 2023 of -3.31%.

SUBVERSIVE ETFs

Expense Example (Unaudited) – Continued
March 31, 2023

				Expenses Paid
	Annualized Net	Beginning	Ending	Since Inception(1)
	Expense Ratio	Account Value	Account Value	(12/22/2022 –
	(3/31/2023)	(12/22/2022)	(3/31/2023)	3/31/2023)
Subversive Mental Health ETF
Actual(2)	0.75%	$1,000.00	$ 992.30	$3.73
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.19	$3.78

(1)
Inception date of the Fund was December 22, 2022. Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 99/365 to reflect the period since inception to March 31, 2023.

(2)	Based on the actual NAV returns for the period ended March 31, 2023 of -0.77%.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(10/1/2022 –
	(3/31/2023)	(10/1/2022)	(3/31/2023)	3/31/2023)
Subversive Metaverse ETF
Actual(2)	0.75%	$1,000.00	$1,077.80	$3.89
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.19	$3.78

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 182/365 to reflect its six-month period.
(2)	Based on the actual NAV returns for the period ended March 31, 2023 of 7.78%.

SUBVERSIVE DECARBONIZATION ETF

Allocation of Portfolio(1) (% of Investments) (Unaudited)
March 31, 2023

Top 10 Equity Holdings(1) (% of Investments) (Unaudited)
March 31, 2023

Shell plc	5.62%
Cameco Corp.	5.03%
Generac Holdings, Inc.	4.99%
TransAlta Renewables, Inc.	4.81%
NexGen Energy Ltd.	4.68%
The Kansai Electric Power Co, Inc.	4.64%
Iberdrola SA	4.62%
BWX Technologies, Inc.	4.56%
NRG Energy, Inc.	4.50%
Public Service Enterprise Group, Inc.	4.39%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SUBVERSIVE FOOD SECURITY ETF

Allocation of Portfolio(1) (% of Investments) (Unaudited)
March 31, 2023

Top 10 Equity Holdings(1) (% of Investments) (Unaudited)
March 31, 2023

Deere & Co.	5.52%
The Andersons Inc.	5.46%
Itafos, Inc.	5.04%
MP Evans Group plc	4.88%
Archer-Daniels-Midland Co.	4.87%
Cadiz, Inc.	4.79%
CVR Partners LP	4.79%
Oceana Group Ltd.	4.55%
KWS Saat SE & Co KGaA	4.53%
Balchem Corp.	4.51%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SUBVERSIVE MENTAL HEALTH ETF

Allocation of Portfolio(1) (% of Investments) (Unaudited)
March 31, 2023

Top 10 Equity Holdings(1) (% of Investments) (Unaudited)
March 31, 2023

Novartis AG	6.22%
Merck & Co, Inc.	4.87%
Sanofi	4.59%
Alkermes plc	4.42%
Regeneron Pharmaceuticals, Inc.	4.42%
Biogen, Inc.	4.26%
Medtronic	4.26%
Eli Lilly & Co.	4.26%
GSK plc	4.11%
AbbVie, Inc.	4.00%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SUBVERSIVE METAVERSE ETF

Allocation of Portfolio(1) (% of Investments) (Unaudited)
March 31, 2023

Top 10 Equity Holdings(1) (% of Investments) (Unaudited)
March 31, 2023

GLOBALFOUNDRIES, Inc.	7.42%
NVIDIA Corp.	6.10%
Apple, Inc.	5.08%
Advanced Micro Devices, Inc.	4.85%
Intel Corp.	4.85%
Analog Devices, Inc.	4.80%
Microsoft Corp.	4.80%
Samsara, Inc.	4.69%
Yext, Inc.	4.66%
Agilent Technologies, Inc.	4.32%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SUBVERSIVE DECARBONIZATION ETF

Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS – 92.21%
Aerospace & Defense – 7.62%
BWX Technologies, Inc.	425	$26,792
Rolls-Royce Holdings plc (a)(b)	12,011	21,740
		48,532
Building Products – 4.55%
A.O. Smith Corp.	327	22,612
Advanced Drainage Systems, Inc.	75	6,316
		28,928
Chemicals – 3.32%
Livent Corp. (a)	664	14,422
Umicore SA (b)	796	6,718
		21,140
Electric Utilities – 16.26%
Iberdrola SA (a)(b)	2,176	27,103
The Kansai Electric Power Co, Inc. (b)	2,803	27,254
NextEra Energy, Inc.	295	22,739
NRG Energy, Inc.	770	26,403
		103,499
Electrical Equipment – 5.85%
Generac Holdings, Inc. (a)	271	29,271
NuScale Power Corp. (a)	879	7,990
		37,261
Independent Power and Renewable Electricity Producers – 4.43%
TransAlta Renewables, Inc. (b)	3,065	28,212
Machinery – 12.40%
Cummins, Inc.	77	18,394
Evoqua Water Technologies Corp. (a)	463	23,020
Pentair plc (b)	420	23,214
Watts Water Technologies, Inc.	85	14,307
		78,935
Metals & Mining – 5.41%
Carpenter Technology Corp.	404	18,083
MP Materials Corp. (a)	356	10,036
Vale SA (b)	399	6,296
		34,415

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE DECARBONIZATION ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Multi-Utilities – 7.00%
Consolidated Edison, Inc.	196	$18,751
Public Service Enterprise Group, Inc.	413	25,792
		44,543
Oil, Gas & Consumable Fuels – 19.21%
Cameco Corp. (a)(b)	1,129	29,546
Centrus Energy Corp. (a)	470	15,134
Energy Fuels Inc. (a)(b)	1,892	10,557
NexGen Energy Ltd. (a)(b)	7,156	27,480
Shell plc (b)	1,158	32,977
Uranium Energy Corp. (a)	2,291	6,598
		122,292
Semiconductors & Semiconductor Equipment – 3.10%
ON Semiconductor Corp. (a)	240	19,757
Trading Companies & Distributors – 3.06%
Sumitomo Corp. (b)	1,106	19,500
Total Common Stocks
(Cost $562,266)		587,014

SHORT-TERM INVESTMENTS – 7.30%
Money Market Fund – 7.30%
First American Government Obligations Fund, Class X, 4.64% (c)	46,491	46,491
Total Short-Term Investments
(Cost $46,491)		46,491

Total Investments
(Cost $608,757) – 99.51%		633,505
Other Assets In Excess Of Liabilities – 0.49%		3,112
Net Assets – 100.00%		$636,617

plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS – 92.81%

Chemicals – 38.24%
American Vanguard Corp.	1,126	$24,637
Balchem Corp.	200	25,296
CF Industries Holdings, Inc.	260	18,847
Corteva, Inc.	417	25,149
CVR Partners LP	301	26,840
FMC Corp.	149	18,197
Incitec Pivot Ltd. (b)	9,671	20,234
Intrepid Potash, Inc. (a)	206	5,686
Itafos, Inc. (a)(b)	18,189	28,263
K+S AG (b)	1,027	21,825
NUTRIEN Ltd. (a)(b)	100	7,385
The Mosaic Co.	59	2,707
Yara International ASA (b)	136	5,896
		230,962
Food & Staples Retailing – 5.07%
The Andersons, Inc.	741	30,618
Food Products – 35.82%
Archer-Daniels-Midland Co.	343	27,323
Bunge Ltd. (b)	246	23,498
Cal-Maine Foods, Inc.	347	21,129
Kellogg Co.	344	23,034
KWS Saat SE & Co KGaA (b)	383	25,379
Mowi ASA (b)	983	18,158
MP Evans Group plc (b)	2,503	27,357
Oceana Group Ltd. (b)	6,542	25,488
Vilmorin & Cie SA (b)	529	24,985
		216,351
Machinery – 6.13%
Deere & Co.	75	30,966
Titan International, Inc. (a)	578	6,057
		37,023
Trading Companies & Distribution – 3.11%
Titan Machinery, Inc. (a)	617	18,788
Water Utilities – 4.44%
Cadiz, Inc. (a)	6,645	26,846
Total Common Stocks
(Cost $575,438)		560,588

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
SHORT-TERM INVESTMENTS – 6.78%
Money Market Fund – 6.78%
First American Government Obligations Fund, Class X, 4.64% (c)	40,929	$40,929
Total Short-Term Investments
(Cost $40,929)		40,929
Total Investments
(Cost $616,367) – 99.59%		601,517
Other Assets In Excess Of Liabilities – 0.41%		2,451
Net Assets – 100.00%		$603,968

ADR – American Depository Receipt
plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS – 98.90%
Biotechnology – 29.47%
AbbVie, Inc.	154	$24,543
Alkermes plc (a)(b)	962	27,119
Alnylam Pharmaceuticals, Inc. (a)	90	18,029
Biogen, Inc. (a)	94	26,135
Compass Pathways plc (a)(b)	693	6,882
Horizon Therapeutics plc (a)(b)	165	18,008
Regeneron Pharmaceuticals, Inc. (a)	33	27,115
Sage Therapeutics, Inc. (a)	470	19,721
United Therapeutics Corp. (a)	68	15,229
		182,781
Health Care Equipment & Supplies – 16.64%
Abbott Laboratories	173	17,518
Becton Dickinson and Co.	74	18,318
Insulet Corp. (a)	62	19,775
Medtronic (b)	324	26,121
PHC Holdings Corp. (b)	1,992	21,484
		103,216
Pharmaceuticals – 49.52%
AstraZeneca plc (b)	276	19,157
Bristol-Myers Squibb Co.	340	23,565
Eli Lilly & Co.	76	26,100
GSK plc (b)	708	25,191
H. Lundbeck A/S (b)	4,973	23,007
Jazz Pharmaceuticals plc (a)(b)	157	22,974
Johnson & Johnson	140	21,700
Merck & Co, Inc.	281	29,895
Novartis AG (b)	417	38,175
Pfizer, Inc.	362	14,769
Roche Holding AG (b)	58	16,542
Sanofi (b)	517	28,135
Supernus Pharmaceuticals, Inc. (a)	494	17,898
		307,108
Technology Hardware, Storage & Peripherals – 3.27%
Apple, Inc.	123	20,283
Total Common Stocks
(Cost $619,408)		613,388

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
SHORT-TERM INVESTMENTS- 0.52%
Money Market Fund – 0.52%
First American Government Obligations Fund, Class X, 4.64% (c)	3,240	$3,240
Total Short-Term Investments
(Cost $3,240)		3,240
Total Investments
(Cost $622,648) – 99.42%		616,628
Other Assets In Excess Of Liabilities – 0.58%		3,585
Net Assets – 100.00%		$620,213

plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE METAVERSE ETF

Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS – 94.73%
Entertainment – 11.31%
Activision Blizzard, Inc.	312	$26,704
Nintendo Co. Ltd. – ADR	2,500	24,225
ROBLOX Corp. – Class A (a)	52	2,339
Take-Two Interactive Software, Inc. (a)	214	25,530
The Walt Disney Co. (c)	266	26,635
		105,433
Financial Services – 2.40%
Block, Inc. (a)	326	22,380
Household Durables – 3.87%
Sony Group Corp. – ADR (c)	398	36,078
Interactive Media & Services – 0.49%
Alphabet, Inc. – Class C (a)(c)	44	4,576
Internet & Direct Marketing Retail – 1.11%
Amazon.com, Inc. (a)	100	10,329
IT Services – 5.48%
Cloudflare, Inc. – Class A (a)	370	22,814
International Business Machines Corp.	216	28,315
		51,129
Life Sciences Tools & Services – 4.10%
Agilent Technologies, Inc. (c)	276	38,182
Semiconductors & Semiconductor Equipment – 43.86%
Advanced Micro Devices, Inc.	437	42,831
Analog Devices, Inc.	215	42,402
ASML Holding NV (b)	42	28,590
GLOBALFOUNDRIES, Inc. (a)(b)	908	65,539
Intel Corp.	1,310	42,798
Marvell Technology, Inc.	454	19,658
Micron Technology, Inc. (c)	544	32,825
NVIDIA Corp.	194	53,887
QUALCOMM, Inc.	60	7,655
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	375	34,883
Texas Instruments, Inc.	160	29,762
Wolfspeed, Inc. (a)	124	8,054
		408,884

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE METAVERSE ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Software – 13.40%
Microsoft Corp. (c)	147	$42,380
Samsara, Inc. (a)	2,100	41,412
Yext, Inc. (a)	4,280	41,131
		124,923
Technology Hardware, Storage & Peripherals – 8.71%
Apple, Inc. (c)	272	44,853
Corsair Gaming, Inc. (a)	1,978	36,296
		81,149
Total Common Stocks
(Cost $908,827)		883,063

SHORT-TERM INVESTMENTS – 1.32%
Money Market Fund – 1.32%
First American Government Obligations Fund, Class X, 4.64% (d)	12,326	12,326
Total Short-Term Investments
(Cost $12,326)		12,326
Total Investments
(Cost $921,153) – 96.05%		895,389
Other Assets In Excess Of Liabilities – 3.95%		36,777
Net Assets – 100.00%		$932,166

ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	All or a portion of this security has been committed as collateral for securities sold short. The total value of assets committed as collateral as of March 31, 2023 is $225,529.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE METAVERSE ETF

Schedule of Securities Sold Short (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS – (0.27)%
Interactive Media & Services – (0.27)%
Meta Platforms, Inc.	(12)	$(2,543)
Total Securities Sold Short – (0.27)%
(Proceeds $3,535)		$(2,543)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE ETFs

Statements of Assets and Liabilities (Unaudited)
March 31, 2023

	Subversive	Subversive	Subversive	Subversive
	Decarbonization	Food Security	Mental Health	Metaverse
	ETF	ETF	ETF	ETF
ASSETS:
Investments, at value
(Cost $608,757, $616,367, $622,648, $921,153)	$633,505	$601,517	$616,628	$895,389
Cash	—	—	—	442
Foreign currency, at value
(Cost $151, $—, $—, $—)	151	—	—	—
Receivable for investments sold	—	—	—	40,228
Dividends and interest receivable	1,126	509	1,681	409
Receivable from Adviser	1,935	1,950	1,958	6,644
Total assets	636,717	603,976	620,267	943,112

LIABILITIES:
Securities sold short, at value
(Proceeds of $—, $—, $—, $3,535)	—	—	—	2,543
Dividend payable	100	8	54	35
Payable to brokers for securities sold short	—	—	—	8,368
Total liabilities	100	8	54	10,946

NET ASSETS	$636,617	$603,968	$620,213	$932,166

NET ASSETS CONSIST OF:
Paid-in capital	$625,000	$625,000	$625,000	$1,250,000
Total distributable earnings (accumulated losses)	11,617	(21,032)	(4,787)	(317,834)
Total net assets	$636,617	$603,968	$620,213	$932,166

Net assets	$636,617	$603,968	$620,213	$932,166
Shares issued and outstanding(1)	25,000	25,000	25,000	50,000
Net asset value	$25.46	$24.16	$24.81	$18.64

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE ETFs

Statements of Operations (Unaudited)
For the Period Ended March 31, 2023

	Subversive	Subversive	Subversive	Subversive
	Decarbonization	Food Security	Mental Health	Metaverse
	ETF(1)	ETF(1)	ETF(2)	ETF
INVESTMENT INCOME:
Dividend Income (Net of foreign
withholding taxes of $260, $38, $418, $74)	$3,707	$2,354	$4,451	$3,441
Interest income	128	112	43	707
Total investment income	3,835	2,466	4,494	4,148

EXPENSES:
Investment advisory fees (See Note 3)	1,324	1,280	1,245	3,303
Total expenses	1,324	1,280	1,245	3,303
NET INVESTMENT INCOME	2,511	1,186	3,249	845

REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(15,759)	(6,881)	(2,098)	(116,119)
Securities sold short	—	—	—	(12,061)
Foreign currency translation	116	(160)	72	44
Net realized loss	(15,643)	(7,041)	(2,026)	(128,136)
Net change in unrealized
appreciation (depreciation) on:
Investments	24,748	(14,850)	(6,020)	209,680
Securities sold short	—	—	—	(15,131)
Foreign currency translation	1	—	10	—
Net change in unrealized appreciation (depreciation)	24,749	(14,850)	(6,010)	194,549
Net realized and change in
unrealized gain (loss) on investments	9,106	(21,891)	(8,036)	66,413
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$11,617	$(20,705)	$(4,787)	$67,258

(1)	Inception date of the Fund was December 21, 2022.
(2)	Inception date of the Fund was December 22, 2022.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE DECARBONIZATION ETF

Statement of Changes in Net Assets

For the Period
Inception through
March 31, 2023(1)
(Unaudited)
OPERATIONS:
Net investment gain	$2,511
Net realized loss on investments	(15,643)
Change in net unrealized appreciation on investments	24,749
Net increase in net assets resulting from operations	11,617

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	625,000

NET INCREASE IN NET ASSETS	636,617

NET ASSETS:
Beginning of period	—
End of period	$636,617

(1)	Inception date of the Fund was December 21, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Period Inception through March 31, 2023(1) (Unaudited)
SHARE TRANSACTIONS:	Shares	Amount
Issued	25,000	$625,000
Net increase in shares outstanding	25,000	$625,000

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Statement of Changes in Net Assets

For the Period
Inception through
March 31, 2023(1)
(Unaudited)
OPERATIONS:
Net investment gain	$1,186
Net realized loss on investments	(7,041)
Change in net unrealized depreciation on investments	(14,850)
Net decrease in net assets resulting from operations	(20,705)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(327)
Total distributions to shareholders	(327)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	625,000

NET INCREASE IN NET ASSETS	603,968

NET ASSETS:
Beginning of period	—
End of period	$603,968

(1)	Inception date of the Fund was December 21, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Period Inception through March 31, 2023(1) (Unaudited)
SHARE TRANSACTIONS:	Shares	Amount
Issued	25,000	$625,000
Net increase in shares outstanding	25,000	$625,000

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Statement of Changes in Net Assets

For the Period
Inception through
March 31, 2023(1)
(Unaudited)
OPERATIONS:
Net investment gain	$3,249
Net realized loss on investments	(2,026)
Change in net unrealized depreciation on investments	(6,010)
Net decrease in net assets resulting from operations	(4,787)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	625,000

NET INCREASE IN NET ASSETS	620,213

NET ASSETS:
Beginning of period	—
End of period	$620,213

(1)	Inception date of the Fund was December 22, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Period Inception through March 31, 2023(1) (Unaudited)
SHARE TRANSACTIONS:	Shares	Amount
Issued	25,000	$625,000
Net increase in shares outstanding	25,000	$625,000

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE METAVERSE ETF

Statements of Changes in Net Assets

	Six Months Ended	For the
	March 31, 2023	Period Ended
	(Unaudited)	September 30, 2022(1)
OPERATIONS:
Net investment gain (loss)	$845	$(1,734)
Net realized loss on investments and securities sold short	(128,136)	(164,037)
Change in net unrealized appreciation (depreciation)
on investments and securities sold short	194,549	(219,321)
Net increase (decrease) in net assets resulting from operations	67,258	(385,092)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	—	1,250,000

NET INCREASE IN NET ASSETS	67,258	864,908

NET ASSETS:
Beginning of period	864,908	—
End of period	$932,166	$864,908

(1)	Inception date of the Fund was January 26, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Period Inception through September 30, 2022(1)
SHARE TRANSACTIONS:	Shares	Amount	Shares	Amount
Issued	—	$—	50,000	$1,250,000
Redeemed	—	—	—	—
Net increase in shares outstanding	—	$—	50,000	$1,250,000

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE DECARBONIZATION ETF

Financial Highlights

	For the Period
	Inception through
	March 31, 2023(1)
PER SHARE DATA:(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(3)	(0.10)
Net realized and unrealized gain on investments	0.36
Total from investment operations	0.46

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gains	—
Total distributions paid	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—
Total transaction fees	—
Net Asset Value, end of period	$25.46

TOTAL RETURN, AT NAV(4)	1.78	%(5)
TOTAL RETURN, AT MARKET(4)	1.85	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$636

Ratio of expenses to average net assets	0.75	%(6)
Ratio of net investment income to average net assets	1.42	%(6)
Portfolio turnover rate(7)(8)	28%

(1)	The Fund commenced investment operations on December 21, 2022.
(2)	For Fund share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less that one years.
(7)	Excludes in-kind transactions associated with creations of the Fund.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Financial Highlights

	For the Period
	Inception through
	March 31, 2023(1)
PER SHARE DATA:(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment gain(3)	0.05
Net realized and unrealized loss on investments	(0.88)
Total from investment operations	(0.83)

LESS DISTRIBUTIONS:
From net investment income	(0.01)
From net realized gains	—
Total distributions paid	(0.01)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—
Total transaction fees	—
Net Asset Value, end of period	$24.16

TOTAL RETURN, AT NAV(4)	-3.31	%(5)
TOTAL RETURN, AT MARKET(4)	-3.26	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$604

Ratio of expenses to average net assets	0.75	%(6)
Ratio of net investment income to average net assets	0.69	%(6)
Portfolio turnover rate(7)(8)	9%

(1)	The Fund commenced investment operations on December 21, 2022.
(2)	For Fund share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less that one years.
(7)	Excludes in-kind transactions associated with creations of the Fund.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Financial Highlights

	For the Period
	Inception through
	March 31, 2023(1)
PER SHARE DATA:(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment gain(3)	0.14
Net realized and unrealized loss on investments	(0.33)
Total from investment operations	(0.19)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gains	—
Total distributions paid	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—
Total transaction fees	—
Net Asset Value, end of period	$24.81

TOTAL RETURN, AT NAV(4)	-0.77	%(5)
TOTAL RETURN, AT MARKET(4)	-0.79	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$620

Ratio of expenses to average net assets	0.75	%(6)
Ratio of net investment income to average net assets	1.96	%(6)
Portfolio turnover rate(7)(8)	11%

(1)	The Fund commenced investment operations on December 22, 2022.
(2)	For Fund share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less that one years.
(7)	Excludes in-kind transactions associated with creations of the Fund.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE METAVERSE ETF

Financial Highlights

	Six Months Ended		For the Period
	March 31, 2023		Inception through
	(Unaudited)		September 30, 2022(1)
PER SHARE DATA:(2)
Net asset value, beginning of period	$17.30		$25.00

INVESTMENT OPERATIONS:
Net investment gain (loss)(3)	0.02		(0.03)
Net realized and unrealized gain (loss) on investments	1.32		(7.67)
Total from investment operations	1.34		(7.70)

LESS DISTRIBUTIONS:
From net investment income	—		—
From net realized gains	—		—
Total distributions paid	—		—

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—		—
Total transaction fees	—		—
Net Asset Value, end of period	$18.64		$17.30

TOTAL RETURN, AT NAV(4)	7.78	%(5)	-30.81	%(5)
TOTAL RETURN, AT MARKET(4)	7.42	%(5)	-30.59	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$932		$865

Ratio of expenses to average net assets	0.75	%(6)	0.75	%(6)
Ratio of net investment income to average net assets	0.19	%(6)	(0.24	)%(6)
Portfolio turnover rate(7)(8)	47%		32%

(1)	The Fund commenced investment operations on January 26, 2022.
(2)	For Fund share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less that one years.
(7)	Excludes in-kind transactions associated with creations of the Fund.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited)
March 31, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Subversive Decarbonization ETF (the “Decarbonization ETF”), Subversive Food Security ETF (the “Food Security ETF”), Subversive Mental Health ETF (the “Mental Health ETF”), and Subversive Metaverse ETF (the “Metaverse ETF”) (each a “Fund” and collectively, the “Funds”) each has its own investment objectives and policies with the Trust. The Decarbonization ETF and Food Security ETF commenced operations on December 21, 2022. The Mental Health ETF commenced operations on December 22, 2022, and the Metaverse ETF commenced operations on January 26, 2022.

The Funds’ investment adviser, Subversive Capital Advisor LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Decarbonization ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that provide services and products that support the infrastructure and application of Decarbonization (“Decarbonization Companies”). “Decarbonization Companies” are defined as companies that each has at least 50% of its net assets in the tools, technology, infrastructure, or raw materials that support decarbonization efforts (and companies whose announced future capital expenditures are anticipated to result in that company’s assets meeting that same test), or companies that each invests at least 50% of capital expenditures (either currently or announced future capital expenditures) in tools, technology, infrastructure or raw materials that support the decarbonization of the current global energy supply chain. To continue, Decarbonization Companies are generally expected to consist of companies dedicated to battery technology, companies involved in the production, distribution, and delivery of water and carbon, and companies involved in the infrastructure that supports decarbonization efforts (for example, nuclear technology), as well as the infrastructure that supports wind and solar networks. Decarbonization Companies are also rare earth mineral companies and the companies supporting them.

The Food Security ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that provide services and products that support Food Security Companies, as defined below. Food Security Companies are companies  that each have 50% of its assets invested in or 50% of its revenues derived from the production, distribution, or delivery of food, or companies that invested in or 50% of its revenues derived from the production, distribution, or delivery of food or companies that each invest at least 50% of its capital expenditures (either currently or announced future capital expenditures) in technology and tools necessary to support the global food security. To continue, Food Security Companies include companies involved in the support, maintenance, irrigation and processing of plant and animal foods (for example, fertilizer/potash companies). The Fund considers food security to be a global food supply chain that can reliably and predictably produce, distribute, and deliver food. Accordingly, the Fund will invest in companies in the fertilizer/potash and meat and food production industries, as well as companies in the industrials sector that provide the machinery and equipment necessary to support such industries.

The Mental Health ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that provide services and products that support Mental Health Companies, as defined below. Mental Health Companies are companies that have at least 50% of assets or revenues tied to products and

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

services used in the treatment, prevention, or diagnosis of long-term mental health disorders, including depression and Alzheimer’s. As mental health starts with metabolic health, assets or revenues “tied to” such disorders include assets in, or revenues tied to the fitness, sleep, and nutrition products and services. The Adviser will also seek to identify Mental Health Companies working on new tools, treatments, and medications designed to help address the global toll of long-term mental health disorders, including major and minor depressive disorder, Alzheimer’s, Parkinson’s and metabolic Epilepsy.

The Metaverse ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that provide services and products that support the infrastructure and applications of the Metaverse (“Metaverse Companies”). “Metaverse” is a term used to describe the next generation of the Internet, which has the potential to allow creators to build the next chapter of human interaction through immersive experiences in three-dimensional virtual spaces.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of March 31, 2023:

Subversive Decarbonization ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$587,014	$—	$—	$587,014
Short-Term Investments	46,491	—	—	46,491
Total	$633,505	$—	$—	$633,505

Subversive Food Security ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$560,588	$—	$—	$560,588
Short-Term Investments	40,929	—	—	40,929
Total	$601,517	$—	$—	$601,517

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

Subversive Mental Health ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$613,388	$—	$—	$613,388
Short-Term Investments	3,240	—	—	3,240
Total	$616,628	$—	$—	$616,628

Subversive Metaverse ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$883,063	$—	$—	$883,063
Short-Term Investments	12,326	—	—	12,326
Total	$895,389	$—	$—	$895,389

Liabilities
Short Common Stocks	$(2,543)	$—	$—	$(2,543)
Total	$(2,543)	$—	$—	$(2,543)

As of the period ended March 31, 2023, the Funds did not hold any level 3 securities, nor were there any transfers into or out of Level 3.

B. Securities Sold Short – The Metaverse ETF sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Metaverse ETF is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Funds’ policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C. Transactions with Brokers – The Metaverse ETF deposits at brokers for securities sold short are with one security’s dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Funds’ custodian for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales. The Funds’ securities sold short cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at broker for securities sold short on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

D. Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

E. Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

F. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

G. Security Transactions, Income and Expenses – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H. Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on days which the Cboe BZX Exchange, Inc. is closed for trading.

I. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

J. Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds’. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of each Fund at the annual rate of 0.75%.

The Adviser has retained Toroso Investments, LLC (“sub-adviser”) to serve as sub-adviser to the Funds.  The sub-adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended March 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

At September 30, 2022, the most recently completed fiscal year end for the Metaverse ETF, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax Cost of Investments*	$1,109,537
Gross unrealized appreciation	$29,344
Gross unrealized depreciation	(248,665)
Net unrealized appreciation	(219,321)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Distributable earnings	—
Other accumulated losses	(165,771)
Total accumulated loss	$(385,092)

*	Tax cost of investments differs from book cost of investments due to wash sales.

As of September 30, 2022, the most recently completed fiscal year end for the Metaverse ETF, the Fund had $164,095 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended September 30, 2022, the Fund had $1,676 of deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to December 31.

Distributions to Shareholders – The Funds intend to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

The tax character of distributions paid for the period ended March 31, 2023, were as follows:

Fund	Ordinary Income	Total
Decarbonization ETF	$ —	$ —
Food Security ETF	327	327
Mental Health ETF	—	—
Metaverse ETF	—	—

For the period ended September 30, 2022, the Metaverse ETF did not make any distributions to shareholders.

5.  DISTRIBUTION FEES

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of the Funds’ average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

6.  SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended March 31, 2023, were as follows:

	Purchases	Sales	Creation In-Kind	Redemptions In-Kind
Subversive Decarbonization ETF
U.S. Government	$—	$—	$—	$—
Other	$174,980.04	$221,778.48	$—	$—

Subversive Food Security ETF
U.S. Government	$—	$—	$—	$—
Other	$166,373.79	$180,216.11	$—	$—

Subversive Mental Health ETF
U.S. Government	$—	$—	$—	$—
Other	$65,917.15	$65,495.56	$—	$—

Subversive Metaverse ETF
U.S. Government	$—	$—	$—	$—
Other	$401,635.35	$450,148.31	$—	$—

 8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2023, no individuals or entities, for the benefit of their customers, owned more than 25% of the outstanding shares of the Funds. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

9.  RECENT MARKET EVENTS RISK

One or more markets in which the Funds invest may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in, among other things, substantial market volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant global disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. The impact of this pandemic and any other public health emergencies (such as any other epidemics or pandemics) that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of the individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

SUBVERSIVE ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

10.  SUBSEQUENT EVENTS

The Board of Trustees of Series Portfolios Trust, based upon a recommendation from the Adviser approved a plan of liquidation (the “Plan of Liquidation”) for the Metaverse Fund.  Pursuant to the Plan of Liquidation, the Metaverse Fund is expected to be liquidated immediately after the close of business on May 31, 2023.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

SUBVERSIVE ETFs

Board Consideration of Investment Advisory Agreement (Unaudited)
March 31, 2023

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on December 16, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Subversive Decarbonization ETF, the Subversive Food Security ETF, and the Subversive Mental Health ETF (each a “Fund” or together, the “Funds”) and Subversive Capital Advisor LLC (“Subversive”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Subversive to serve as the Funds’ investment adviser and approving the Advisory Agreement.

In advance of the Meeting, Subversive provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Subversive included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Funds by Subversive; (ii) the investment performance of the strategy to be used in managing the Funds; (iii) each Fund’s overall fees and operating expenses, including the proposed unified management fee payable to Subversive, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits Subversive may receive based on its relationship with the Fund. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Advisory Agreement with respect to each Fund, which included information furnished to the Board at its meetings throughout the year in connection with Subversive’s management of an existing series of the Trust, as well as information specifically prepared in connection with the approval of the Advisory Agreement that was presented at the Board’s meeting held on October 26-27, 2022 and the Meeting. The Board also considered the presentation by representatives of Subversive received at the Meeting.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Subversive, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services proposed to be provided to the Fund by Subversive under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Funds. The Board also noted that Subversive would provide investment advisory services in connection with selecting, monitoring and supervising each Fund’s sub-adviser, and that Subversive had recommended to the Board that Toroso Investments, LLC (“Toroso”) be appointed as the

SUBVERSIVE ETFs

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
March 31, 2023

sub-adviser to the Funds. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Subversive that were not proposed to be delegated to or assumed by Toroso. The Board considered that Subversive would oversee Toroso’s process for monitoring best execution of portfolio trades and other trading operations.

The Board also considered information about Subversive’s plans with respect to each Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of each Fund’s portfolio. The Board considered the unique characteristics of each Fund’s thematic investment strategy. The Board evaluated the ability of Subversive, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Subversive.

The Board considered the special attributes of each Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by Subversive to support the on-going operations of each Fund.

INVESTMENT PERFORMANCE

The Board reviewed Subversive’s process for identifying and selecting investments for inclusion in each Fund’s portfolio. The Board acknowledged that each Fund is newly formed and has no actual investment performance record. The Board then reviewed Subversive’s representations with respect to backtested performance of each Fund. The Board then noted that it would have the opportunity to review each Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.

FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE

The Board received and considered information regarding each Fund’s proposed management fee and anticipated total operating expense ratio.

The Board considered each Fund’s anticipated total expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with Subversive. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds and share classes in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Funds and such other funds. The Board also reviewed each Fund’s anticipated total expense ratio in comparison to the expense ratios of a peer group of funds selected by Subversive. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

The Board reviewed and considered the contractual investment management fee rate that would be payable by each Fund to Subversive for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of each Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of each Fund is higher than the Expense Group’s average and median rates, but the Board noted that the overall expense structure of each Fund is competitive in the context of other factors considered by the Board. In this regard, the Board was informed by Subversive that the funds in the

SUBVERSIVE ETFs

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
March 31, 2023

Expense Group may vary widely in their complexity. The Board also took into consideration each Fund’s “unified fee” structure, under which Subversive would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Subversive would pay all operating expenses of each Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.

The Board then noted that Subversive does not manage any accounts with the same or similar strategies as proposed for the Funds. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.

PROFITABILITY

The Board acknowledged that there is no actual information about Subversive’s profitability earned from each Fund but considered information about Subversive’s projected profitability based on a set of assumptions described to the Board. The Board noted that it would have an opportunity to review information about actual profitability earned from each Fund in the context of future contract renewals.

ECONOMIES OF SCALE

With respect to possible economies of scale, the Board considered that the Funds have not yet commenced operations and that Subversive did not present the Board with information regarding the extent to which economies of scale are expected to be realized as the assets of the Funds grow. The Board noted that the amount and structure of each Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Funds would benefit Subversive due to the unified fee structure of the Funds, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing each Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

OTHER BENEFITS TO SUBVERSIVE

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Subversive, as a result of its relationship with the Funds. Ancillary benefits could include, among others, benefits attributable to research credits generated by a Fund’s portfolio transactions.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

SUBVERSIVE ETFs

Board Consideration of Investment Sub-Advisory Agreement (Unaudited)
March 31, 2023

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on December 16, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Subversive Capital Advisor LLC (“Subversive”) and Toroso Investments, LLC (“Toroso”), with respect to the Subversive Decarbonization ETF, the Subversive Food Security ETF, the Subversive Mental Health ETF, and the Subversive Metaverse ETF (the “Funds”) for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Toroso to serve as the Funds’ sub-adviser and approving the Advisory Agreement.

In advance of the Meeting, Toroso provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Sub-Advisory Agreement. The information furnished by Toroso included materials describing, among other things: (i) the nature, extent, and quality of the services proposed to be provided to the Funds by Toroso; (ii) the proposed sub-advisory fee payable to Toroso by Subversive; and (iii) potential “fall-out” benefits Toroso may receive based on its relationship with the Funds. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Sub-Advisory Agreement with respect to each Fund, which included information specifically prepared in connection with the approval of the Sub-Advisory Agreement that was presented at the Board’s meeting held on October 26-27, 2022 and the Meeting. The Board also considered the presentation by a representative of Toroso received at the Meeting.

In considering and approving the Sub-Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Subversive and Toroso, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of services proposed to be provided by Toroso to the Funds. The Trustees considered Toroso’s specific responsibilities with respect to the Funds, noting that Toroso would be responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Funds, subject to the supervision of the Subversive. The Board considered Toroso’s trade execution capabilities and experience. The Board discussed the qualifications, experience and responsibilities of the personnel at Toroso who would be responsible for implementing the securities trading for the Funds. The Trustees concluded that Toroso had sufficient quality and depth of personnel, resources, trading methods and compliance policies and procedures essential to performing its duties under the Toroso Sub-Advisory Agreement and that the nature, overall quality and extent of the services proposed to be provided to the Funds were satisfactory.

SUBVERSIVE ETFs

Board Consideration of Investment Sub-Advisory Agreement (Unaudited) – Continued
March 31, 2023

INVESTMENT PERFORMANCE

In assessing the portfolio management services to be provided by Toroso, the Board considered that Toroso would not be responsible for making specific investment decisions for the Funds but would instead be responsible for trading portfolio securities for the Funds. The Trustees concluded that the Fund and its shareholders were likely to benefit from Toroso’s responsibilities under the Toroso Sub-Advisory Agreement.

FUND EXPENSES, SUB-ADVISORY FEE RATE AND PROFITABILITY OF THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by Subversive to Toroso under the Toroso Sub-Advisory Agreement. The Trustees considered that, since Toroso’s sub-advisory fees would be paid by Subversive, the management fee paid by a Fund would not be directly affected by Toroso’s sub-advisory fee. The Board also considered statements from Subversive and Toroso that Toroso’s fees were negotiated at arm’s length. Consequently, the Trustees concluded that the costs of services to be provided by Toroso and its profitability from its relationship with the Funds were less relevant factors with respect to the Board’s consideration of the Sub-Advisory Agreement. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Toroso by Subversive were reasonable in light of the services to be provided under the Toroso Sub-Advisory Agreement.

ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES

Because the sub-advisory fee is not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as a Fund’s assets increase.

OTHER BENEFITS TO TOROSO

The Trustees considered the direct and indirect benefits that could be realized by Toroso and its affiliates from its relationship with the Funds. The Trustees considered that Toroso may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Toroso Sub-Advisory Agreement for an initial two-year term.

SUBVERSIVE ETFs

Additional Information (Unaudited)
March 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.subversive.com/ETFs.

SUBVERSIVE ETFs

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
 Subversive Capital Advisor LLC
217 Centre Street, Suite 122
New York, NY 10013

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

The registrant is not a foreign issuer.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    6/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    6/7/2022

By (Signature and Title)      /s/Cullen Small
Cullen Small, Treasurer

Date    6/7/2022